Loss Per Share	12 Months Ended
Oct. 31, 2022
Loss Per Share
Loss Per Share
24.	Loss Per Share

	2022	2021
	$	$
Net loss for the period	(70,848)	(35,037)
Non-controlling interest portion of net loss	908	(680)
Net loss for the period attributable to owners of the Company	(71,756)	(35,717)
	#	#
Weighted average number of common shares - basic	62,775,446	42,431,689
Basic & Dilutive loss per share	(1.14)	(0.84)